Investments Accounted for Using Equity Method - Market Prices of Investments Accounted for Using Equity Method in Publicly Traded Stocks Calculated by Closing Price at End of Reporting Period (Detail) - Level 1 [member] - TWD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 27,621.3	$ 30,638.8
Global Unichip Corporation [member]
Disclosure of associates [line items]
Closing Price in Active Markets	9,617.7	11,905.4
Xintec Inc. [member]
Disclosure of associates [line items]
Closing Price in Active Markets	$ 3,783.6	$ 9,180.8